Document and Entity Information Document	3 Months Ended
Mar. 31, 2013
Document Information [Abstract]
Entity Registrant Name	QVC INC
Entity Central Index Key	0001254699
Document Type	S-4
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer